Share-based payment arrangements (Details 2) (WARs, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012
WARs
Share-based Compensation Arrangement by Share-based Payment Award
Vesting period	3 years
Compensation (income)/cost for cash-settled WARs	$ 26	$ (8)
Income (expense) related to the cash-settled call options	16	(24)
Aggregate fair value of outstanding WARs	56		26
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	66.8
Granted (in number of WARs)	18.8
Exercised (in number of WARs)	(13.6)
Forfeited (in number of WARs)	(0.4)
Expired (in number of WARs)	(4.3)
End of period (in number of shares)	67.3
Exercisable (in number of WARs)	23.3
Aggregate fair value at date of grant of WARs	13	10	10
Share-based liabilities paid upon exercise of WARs	$ 9	$ 7	$ 7